Capital stock (Tables)	12 Months Ended
Mar. 25, 2017
Equity [Abstract]
Summary of Common Stock Outstanding

The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount

Balance as of March 28, 2015	10,242,911	$30,988	7,717,970	$38,613	17,960,881	$69,601
Exercise of stock options	—	—	—	—	—	—

Balance as of March 26, 2016	10,242,911	$30,988	7,717,970	$38,613	17,960,881	$69,601

Exercise of stock options	—	—	—	—	—	—

Balance as of March 25, 2017	10,242,911	$30,988	7,717,970	$38,613	17,960,881	$69,601